Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
8. Goodwill and Intangible Assets, Net
Goodwill represents the excess of the cost of acquired businesses over the fair market value of their identifiable net assets. The Company conducts a goodwill impairment qualitative assessment during the fourth quarter of each fiscal year following the annual forecasting process, or more frequently if facts and circumstances indicate that goodwill may be impaired. The goodwill impairment qualitative assessment requires an analysis to determine if it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If adverse qualitative trends are identified that could negatively impact the fair value of the reporting unit, a quantitative goodwill impairment test is performed. No impairments of goodwill were recorded for the years ended December 31, 2020, 2019, and 2018. Goodwill as of December 31, 2020, and 2019, was $5.7 million
.
Intangible assets consist of trade names subject to amortization. Amortization expense, which is provided on a straight-line basis over a 10 year period, was $1.0 million, $1.1 million and $0.0 million for the years ended December 31, 2020, 2019 and 2018 respectively and is reflected in “General and administrative expenses” in the Consolidated Statement of Operations.
Trade-names as of December 31, 2020, and 2019, consist of the following
(in thousands)
:

	December 31, 2020
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	295	(34)	261

Intangible Assets, Net	$10,667	$(2,133)	$8,534

	December 31, 2019
	Carrying Amount	Accumulated Amortization	Net Amount
Trade names	$10,372	$(1,053)	$9,319
Foreign currency translation adjustment	162	—	162

Intangible Assets, Net	$10,534	$(1,053)	$9,481

The estimated future amortization expense related to our trade-names is as follows
(in thousands)
:

2021	$1,046
2022	1,046
2023	1,046
2024	1,046
2025	1,046
Thereafter	3,304

Total	$8,534